Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.43

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025100556	XXX	XXX	XXX	Compliance	Cannot Reconcile XXX / CD Versioning	XXX	1	Closed	XXX dated XXX on page XXX. No XXX in file to coincide with this XXX.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;	XXX XXX- Recd re-disclosed XXX.	XXX - Recd re-disclosed XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025100556	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	1	Closed	Missing addendum to Purchase Contract adding seller concession of $XXX to match credit on borrower and seller CDs in file.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;	XXX XXX - Recd purchase contract addendum adding seller credit.	XXX - Recd purchase contract addendum adding seller credit.	XXX	C	A	C	A	C	A	C	A	C	A
2025100556	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	2	Acknowledged	The XXX is written for Actual Cash Value on roofs. XXX guidelines require that all XXX policies are written to XXX% replacement cost. XXX does not accept XXX insurance on any portion of the XXX. Approved exception in file on page XXX,XXX.		Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;		Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025100556	XXX	XXX	XXX	Credit	Tax Returns/Transcripts are Insufficient	XXX	1	Closed	Missing XXX XXX. Child support was considered in qualifying. Per guidelines, XXX XXX are not required unless also using other sources of income to qualify i.e. XXX.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;	XXX XXX - Recd XXX XXX. The tax return confirms loss reported due loss from sale of XXX.

XXX - Recd most recent year tax transcript.
												--Finding remains. XXX not provided, thus review is unable to verify source of loss of -$XXX reported on form XXX and business loss of -$XXX on form XXX.	XXX - Recd XXX XXX. The tax return confirms loss reported due loss from sale of XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025100557	XXX	XXX	XXX	Credit	Fraud Alert on Credit Report not addressed	XXX	1	Closed	Loan participant list in the drive report did not include the Tax Professional's for B1 XXX or for B2 XXX with XXX.	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement 0f XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX XXX - Recd loan participant analysis with XXX/XXX tax preparers included.	XXX - Recd loan participant analysis with XXX/XXX tax preparers included.	XXX	C	A	C	A	C	A	C	A	C	A
2025100557	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	1	Closed	Missing verification of B1 Tax Accountant credentials. Letter is not on letterhead and the XXX search of the phone number reflects the individual as a real estate agent and tax relief professional.	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement 0f XXX Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX XXX - Finding is cleared with the attached PTIN verification, current as of XXX.

XXX - Attached search results do not reflect the date.
--Finding remains. Verification of PTIN must include the date to verify status is current.

												XXX - Attached XXX search using enrolled agents phone number does not show any results for the tax preparers business, only online directories for tax preparers. The enrolled agent does not appear to have or work for a tax preparing business.	XXX - Finding is cleared with the attached XXX verification, current as of XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025100557	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing documentation to verify the following deposits for B2 that exceed XXX% of the qualifying income: Deposit XXX $XXX, Deposit XXX $XXX, Deposit XXX $XXX, Deposit XXX $XXX.	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement 0f XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX XXX - Deposits are into business account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an XXX and must be consistent with the business profile.

Borrowers were qualified under XXX Month Business Bank Statements.

XXX - Attached XXX does not address the following deposits:
Deposit XXX $XXX,
Deposit XXX $XXX,
Deposit XXX $XXX.	XXX - Deposits are into business account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an XXX and must be consistent with the business profile.

													Borrowers were qualified under XXX Month Business Bank Statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025100557	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing documentation to verify the following deposits for B1 that exceed XXX% of the qualifying income: Deposit XXX $XXX, Deposit XXX $XXX, Wire XXX $XXX,	XXX	Verified reserves - XXX mths verified reserves w/a minimum requirement 0f XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX XXX - Deposits are into business account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an XXX and must be consistent with the business profile.

Borrowers were qualified under XXX Month Business Bank Statements.

XXX - Attached XXX does not address the following deposits:
Deposit XXX $XXX,
Deposit XXX $XXX,
Wire XXX $XXX,	XXX - Deposits are into business account so wouldn’t be subject to XXX% rule for documentation.
--Agree, Guidelines under Personal Bank Statement Documentation Review state, Large deposits > XXX% of monthly income that are being used to qualify, must be documented with an XXX and must be consistent with the business profile.

													Borrowers were qualified under XXX Month Business Bank Statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025100555	XXX	XXX	XXX	Credit	Questionable Occupancy	XXX	2	Acknowledged	Missing investor acknowledgment for second home occupancy on a property the borrower intends to occupy as a primary residence and rent while traveling.

									Initial Application (pg. XXX) says Investment. Interim Application (pg. XXX) says Primary. Final Application (pg. XXX) says XXX. Mortgage has a XXX. XXX from borrower on page XXX and XXX both says correct occupancy is primary. Also, appraisal includes rental comparables. Letter of explanation, p XXX, in file states the variance due to borrower wanting to rent out the property while traveling which is not permitted on primary, so loan officer switched to investment property. No explanation was provided as to why it was switched to second home. Borrower currently lives rent free with XXX.		Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Low LTV/CLTV/HCLTV - XXX% LTV/CLTV is below XXX% maximum per guidelines.;	XXX XXX Email from XXX received that an exception has been approved.	Client: Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025100554	XXX	XXX	XXX	Compliance	Fair Market Value Disclosure not provided or executed by XXX or XXX	XXX	1	Closed	Acknowledgment of Fair Market Value is not signed by lender (pg. XXX).	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified housing payment history - Borrower has XXX months of verified mortgage history paid XXX since XXX.;		XXX - XXX signed by the lender provided. Finding cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025100554	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed	Missing XXX for increase in Loan Discount on CD signed at closing (pg. XXX). Lender added General Credit of $XXX, which does not offset fee increase of $XXX.
									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified housing payment history - Borrower has XXX months of verified mortgage history paid XXX since XXX.;		XXX - XXX for increase in Loan Discount fee provided. Finding cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025100554	XXX	XXX	XXX	Compliance	HPML Appraisal Requirements are Not Met	XXX	1	Closed	Appraisal does not contain verbiage affirming that it was prepared in accordance with XXX of XXX and any implementing regulations. Appraisal does not meet XXX for XXX Appraisals.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified housing payment history - Borrower has XXX months of verified mortgage history paid XXX since XXX.;		XXX Revised appraisal with XXX XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025100552	XXX	XXX	XXX	Compliance	Missing XXX	XXX	1	Closed	Missing evidence of delivery of the XXX to the borrower(s).	XXX	Verified employment history - Borrower have been self employed owners of XXX for XXX years.; Low DTI - Low DTI of XXX%.;		XXX Evidence of delivery of the XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025100552	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to clear high fraud alets for possible match found on XXX for XXX XXX and Possible match on XXX for XXX, page XXX.	XXX	Verified employment history - Borrower have been self employed owners of XXX for XXX years.; Low DTI - Low DTI of XXX%.;		XXX XXX and XXX search received.	XXX	C	A	C	A	C	A	C	A	C	A
2025100553	XXX	XXX	XXX	Credit	XXX Policy - Schedule B Exception	XXX	1	Closed	Preliminary title, Schedule B Part XXX reflects judgments/liens against the borrower (proposed insured). Missing evidence that liens/judgments have been satisfied or copy of final title policy to verify that they do not appear as a subordinate item on Schedule B-Part XXX.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX on XXX since XXX.; Verified employment history - Borrower has been self employed owner of XXX for XXX years.;	XXX XXX Recd from lender: Affidavit Non-Identity recorded XXX received. Affidavit verified judgments on title are do not belong to the borrower.	XXX Recd from lender: Affidavit Non-Identity recorded XXX received. Affidavit verified judgments on title are do not belong to the borrower.	XXX	C	A	C	A	C	A	C	A	C	A
2025100553	XXX	XXX	XXX	Compliance	Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	XXX	1	Closed	Possible missing interim XXX. XXX reflect down payment from XXX as $XXX. Most current XXX dated XXX pg XXX reflects down payment of $XXX. If there was any interim disclosures please provide with applicable XXX.
									The Down Payment disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure. The Did this Change indicator should reflect that the amount has not changed.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX on XXX since XXX.; Verified employment history - Borrower has been self employed owner of XXX for XXX years.;	XXX XXX XXX and XXX CD received. Calculating cash to close table updated. No interim disclosure issued. Per XXX XXX calculating cash to close table is out of scope.	XXX XXX and XXX XXX received. Calculating cash to close table updated. No interim disclosure issued. Per XXX XXX calculating cash to close table is out of scope.	XXX	C	A	C	A	C	A	C	A	C	A
2025100548	XXX	XXX	XXX	Credit	Missing Sales Contract	XXX	1	Closed	Missing copy of executed purchase agreement. Subject transaction is a XXX Non-Arms Length transaction.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Low DTI - Low DTI of XXX%.;	XXX XXX Rece from lender: The transaction is XXX between family members, XXX and XXX. The Sale XXX Instructions document is the purchase contract (page XXX). Terms of sale are reflected on page XXX, and document is signed by the borrower and seller. Note that the document dates back to XXX. No other sales contract exists as confirmed by XXX.

XXX - Please see pages XXX-XXX of loan file. This is the purchase agreement, executed by buyer and seller.
												--Finding remains. Pgs XXX-XXX is the XXX instructions. Missing is the executed purchase agreement.	XXX Cleared per lender response: The transaction is XXX between family members, XXX and XXX. The Sale XXX Instructions document is the purchase contract (page XXX). Terms of sale are reflected on page XXX, and document is signed by the borrower and seller. Note that the document dates back to XXX. No other sales contract exists as confirmed by XXX.	XXX	D	A	D	A	D	A	D	A	D	A
2025100548	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	2	Acknowledged	Missing XXX for CD issued XXX increasing the XXX questionaire from $XXX to $XXX page XXX.
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: HOA Questionnaire Fee . Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).		Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Low DTI - Low DTI of XXX%.;	XXX XXX/XXX - Recd PCCD, copy of refund check $XXX, cover letter, and XXX tracking receipt to evidence delivery to borrower within XXX days of consummation.	Client: XXX/XXX - Recd XXX, copy of refund check $XXX, cover letter, and XXX tracking receipt to evidence delivery to borrower within XXX days of consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2025100548	XXX	XXX	XXX	Property	Non-Warrantable XXX	XXX	2	Acknowledged	Guidelines require maximum XXX% insurance deductible. XXX Policy reflects $XXX/unit deductible which exceeds XXX% guideline: $XXX*XXX units = $XXX/XXX = XXX%. Investor Approved Exception prior to closing (pg XXX).		Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Low DTI - Low DTI of XXX%.;		Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025100548	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	1	Closed	XXX months reserves required, XXX mths verified, short XXX mths.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Low DTI - Low DTI of XXX%.;	XXX XXX - XXX set in error, reference XXX note XXX - XXX months reserves with max loan amount $XXX and max LTV XXX%.	XXX - XXX set in error, reference matrix note XXX - XXX months reserves with max loan amount $XXX and max LTV XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2025100545	XXX	XXX	XXX	Property	Appraisal Discrepancy	XXX	1	Closed	Photos in the appraisal are over-exposed and unable to be reviewed (XXX), this appears to be a formatting issue rather than an issue with the original appraisal. Missing appraisal copy including legible photos.	XXX	Verified credit history - FICO XXX, minimum required XXX; Established credit history - Credit report reflects tradelines dating back to XXX with no reported default.;	XXX Appraisal	XXX XXX Legible copy of appraisal received.	XXX	C	A	C	A	C	A	C	A	C	A
2025100537	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing B1XXX to support qualifying income of $XXX.	XXX	Verified housing payment history - Credit report reflects one open XXX satisfactorily rated XXX months.; Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.; Verified reserves - XXX+ Months Verified PITIA Reserves > XXX Months Required.;	XXX supporting docs	XXX Finding is cleared with the attached award letter from XXX. Review used most recent benefit from bank statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025100537	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	1	Closed	Missing credit supplement evidencing that the existing auto lease with one payment remaining has been paid and closed (pg XXX). Also missing letter of explanation from the borrower that the new auto loan opened XXX replaced the lease, and no other vehicles were to be obtained and financed. DTI > XXX% with the lease payment included.

--Per XXX, Lease payments must be considered as recurring monthly debt obligations regardless of the number of months remaining on the lease. This is because the expiration of a lease agreement for rental housing or an automobile typically leads to either a new lease agreement, the buyout of the existing lease, or the purchase of a new vehicle or house.	XXX	Verified housing payment history - Credit report reflects one open XXX satisfactorily rated XXX months.; Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.; Verified reserves - XXX+ Months Verified PITIA Reserves > XXX Months Required.;	XXX LOX with supporting docs
XXX Please see attached snippets from documents in the file. Page XXX, Credit supplement shows lease is terminated, payment schedule completed, and remaining end of term lease payment is the balance of XXX- This coincides with the lease document in the file on page XXX- disposition fee when vehicle is not purchased- Page XXX shows the borrower paid the disposition fee for the lease on XXX- XXX- LOX attached	XXX Finding cleared. Evidence to support the lease was turned in XXX XXX XXX documented. The lease agreement supports XXX XXX XXX as the maturity date and the reported $XXX payment represents a “disposition fee” and not the true monthly payment of $XXX. Evidence of a newly acquired auto loan that was originated the same month and is reflected in the borrowers liabilities already.
XXX Recd the same documentation presented in the loan file.
													--Finding remains. The new auto loan was obtained prior to the lease termination payment being scheduled. Missing letter of explanation from the borrower that the new auto loan opened XXX replaced the lease, and that no other vehicles were to be obtained and financed. Also missing credit supplement to confirm final lease payment was processed and lease terminated.	XXX	C	A	C	A	C	A	C	A	C	A
2025100537	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI XXX% > XXX% Max, variance due to asset utilization income calculation discrepancy.

B1 Qualifying $XXX / Review $XXX

XXX (pg XXX)
Cash $XXX
Stock $XXX

XXX (pg XXX)
Stock $XXX

XXX (pg XXX)
Alt Inv $XXX

XXX XXX (pg XXX)
Vested $XXX

										XXX	Verified housing payment history - Credit report reflects one open XXX satisfactorily rated XXX months.; Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.; Verified reserves - XXX+ Months Verified PITIA Reserves > XXX Months Required.;	XXX Please review the XXX XXX again (pages XXX and XXX) the vested value is XXX- please re-calculate the income- XXX attached for quick reference. Thank you.	XXX Agree, exception re-reviewed and cleared. Vested balance confirmed $XXX decreasing DTI < XXX%.	XXX	C	A	C	A	C	A	C	A	C	A